SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Foreign Currency Transaction Gain (Loss), Unrealized	$ 475	2,960	3,352	2,954
Impairment loss of goodwill	0	0	236,945	21,422
Research and development expenses	16,457	102,531	101,639	77,888
Advertising Expense	44	276	334	157
Shipping, Handling and Transportation Costs	1,556	9,696	12,432	9,798
Allocated Share-based Compensation Expense	$ 10,585	65,944	66,723	100,930
Description of Foreign Currency Exposure	USD 1.0000 = RMB 6.2301	USD 1.0000 = RMB 6.2301
Value Added Tax Rate	17.00%	17.00%